SUMMARY OF MOVEMENTS OF MEZZANINE EQUITY RELATED TO SENIOR CONVERTIBLE PREFERRED SHARES (Details) ¥ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Senior Convertible Preferred Shares And Warrants
Balance		¥ 695,647	¥ 526,484
Issuance of senior convertible preferred shares	$ 165.0	163,072	758,252	239,452
Fair value impact recorded in the applicable issuance days			(39,015)	287,032
Settlement of subscription receivable from preferred shareholders		442,195	(550,074)
Conversion to Class A ordinary shares		(1,300,914)
Balance			¥ 695,647	¥ 526,484